Business segment information - Adjustment items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Adjustments
Business segment information
Net operating income	$ (597)	$ (913)	$ (137)	$ (1,268)
Adjustments - Inventory valuation effect
Business segment information
Net operating income	(298)	(269)	1,253	(347)
Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(31)	(283)	(91)	(438)
Adjustments - Restructuring charges
Business segment information
Net operating income	(30)		(52)
Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(209)	(1,148)	(209)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(17)		235
Adjustments - Other items
Business segment information
Net operating income	(221)	(152)	(334)	(274)
Exploration & Production | Adjustments
Business segment information
Net operating income	(7)	(33)	245	(133)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Net operating income	(7)		(7)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income			252
Exploration & Production | Adjustments - Other items
Business segment information
Net operating income		(33)		(133)
Integrated LNG | Adjustments
Business segment information
Net operating income	49	(203)	35	(214)
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	49	(107)	42	(118)
Integrated LNG | Adjustments - Other items
Business segment information
Net operating income		(96)	(7)	(96)
Integrated Power | Adjustments
Business segment information
Net operating income	(89)	(189)	(1,205)	(333)
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(80)	(176)	(133)	(320)
Integrated Power | Adjustments - Restructuring charges
Business segment information
Net operating income			(6)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(13)	(1,057)	(13)
Integrated Power | Adjustments - Other items
Business segment information
Net operating income	(9)		(9)
Refining & Chemicals | Adjustments
Business segment information
Net operating income	(379)	(447)	706	(500)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(215)	(251)	959	(304)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Net operating income			(16)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(196)	(6)	(196)
Refining & Chemicals | Adjustments - Other items
Business segment information
Net operating income	(164)		(231)
Marketing & Services | Adjustments
Business segment information
Net operating income	(123)	(18)	153	(43)
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(83)	(18)	294	(43)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Net operating income	(23)		(23)
Marketing & Services | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income			(85)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(17)		(17)
Marketing & Services | Adjustments - Other items
Business segment information
Net operating income			(16)
Corporate | Adjustments
Business segment information
Net operating income	(48)	(23)	(71)	(45)
Corporate | Adjustments - Other items
Business segment information
Net operating income	$ (48)	$ (23)	$ (71)	$ (45)